Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended			16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended			22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended			28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended			34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended			40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended			46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended			52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended			58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended			64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended		70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended		76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended		83 Months Ended	85 Months Ended	87 Months Ended		89 Months Ended	91 Months Ended	93 Months Ended		95 Months Ended	97 Months Ended	99 Months Ended	101 Months Ended	103 Months Ended	105 Months Ended	107 Months Ended	109 Months Ended	113 Months Ended	119 Months Ended
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C000162358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust Municipal High Income ETF
Accumulated Value						$ 10,000						$ 10,065							$ 10,292								$ 10,439							$ 11,121							$ 11,645							$ 11,372							$ 12,135							$ 12,802							$ 12,430							$ 11,426							$ 11,312						$ 11,377						$ 11,802						$ 12,262				$ 12,435				$ 12,108			$ 12,873			$ 13,026
C000172840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust Horizon Managed Volatility Developed International ETF
Accumulated Value								$ 10,000						$ 9,629							$ 11,268								$ 12,338							$ 11,884							$ 11,511							$ 11,909							$ 12,382							$ 10,437							$ 11,406							$ 12,317							$ 12,060						$ 11,271						$ 11,522					$ 11,859				$ 11,905				$ 12,609			$ 12,763			$ 15,042		$ 16,602	$ 17,741
C000172841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust Horizon Managed Volatility Domestic ETF
Accumulated Value								10,000						10,201							11,151								11,987							12,047							12,245							13,883							14,798							14,357							14,788							17,728							18,383						18,051						18,050					18,209				19,065				20,528			21,946			22,535		22,618	23,675
C000187865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust California Municipal High Income ETF
Accumulated Value							$ 10,000		$ 10,050							$ 10,203								$ 10,335							$ 10,509							$ 11,195							$ 11,683							$ 11,556							$ 11,982							$ 12,291							$ 11,916							$ 11,267							$ 11,394						$ 11,390						$ 11,751				$ 11,915				$ 12,005				$ 11,780			$ 12,460			$ 12,436
C000205579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust Ultra Short Duration Municipal ETF
Accumulated Value					$ 10,000						$ 10,071							$ 10,175								$ 10,248							$ 10,338							$ 10,386							$ 10,412							$ 10,370							$ 10,365							$ 10,444							$ 10,555							$ 10,745						$ 10,910						$ 11,073						$ 11,238				$ 11,395				$ 11,504
C000205581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust Short Duration Managed Municipal ETF
Accumulated Value					10,000						10,144							10,398								10,576							10,708							10,905							11,021							10,831							10,669							10,710							10,717							10,944						11,088						11,273						11,472				11,758				11,792
C000216993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust Equity Market Neutral ETF
Accumulated Value				$ 10,000											$ 9,725								$ 9,770							$ 9,770							$ 9,875							$ 10,000							$ 10,130							$ 10,103							$ 10,174							$ 10,332							$ 10,450							$ 10,911						$ 11,230						$ 11,774
C000218390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust Horizon Managed Volatility Small/Mid ETF
Accumulated Value			$ 10,000										$ 11,867							$ 13,469								$ 15,868							$ 15,724							$ 15,533							$ 16,019							$ 15,622							$ 15,649							$ 17,884							$ 18,260							$ 17,909						$ 18,862						$ 20,201
C000223991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						First Trust New York Municipal High Income ETF
Accumulated Value		$ 10,000								$ 10,190							$ 9,800								$ 9,205							$ 9,326							$ 9,303							$ 9,636							$ 9,756							$ 9,857							$ 9,688							$ 10,273							$ 10,255
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI EAFE Index
Accumulated Value								10,000						10,203							11,610								13,019							12,352							11,389							12,031							12,769							11,831							13,910							15,417							14,888						13,210						14,467					15,428				15,915				17,158			17,292			19,348		22,684	24,056
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500® Index
Accumulated Value				10,000				$ 10,000						$ 10,565	10,018						$ 11,570		11,468						$ 13,355	13,669						$ 13,448	14,139						$ 13,045	13,035						$ 14,522	12,978						$ 15,875	14,733						$ 16,260	15,680						$ 18,613	17,996						$ 22,186	19,817						$ 22,948	20,935					$ 21,156	23,056					$ 21,063	25,029				$ 23,910				$ 25,447				$ 29,205			$ 32,161			$ 33,975		$ 37,417	$ 40,622
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,000	10,000	10,000		10,024	10,138	10,319	9,935				10,005	9,823	10,850	10,053					10,124	9,435	11,211	10,259				10,332	9,504	11,431	10,787				10,864	9,523	11,661	11,146				11,225	9,779	11,807	11,365				11,446	9,879	11,441	11,594				11,676	9,983	10,989	11,739				11,822	9,879	11,069	11,375				11,456	10,452	11,091	10,926				11,003	10,399	11,390	11,005				11,083	11,506	11,027				11,105	11,627	11,325				11,405	11,506	11,441		11,521	12,173	11,560		11,642	12,112	11,440		11,521	12,104		12,189	12,042		12,127
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000® Index
Accumulated Value			10,000										12,574							14,835								17,443							17,624							16,161							16,171							18,205							19,267							22,042							24,339							25,499						28,067						30,498
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Blended Benchmark
Accumulated Value	[1]					$ 10,000						$ 9,963							$ 10,225								$ 10,517							$ 11,061							$ 11,497							$ 11,370							$ 11,896							$ 12,215							$ 11,913							$ 11,490							$ 11,585						$ 11,673						$ 12,013						$ 12,224				$ 12,410				$ 12,434			$ 13,048			$ 13,017
Bloomberg 10 Year California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg 10 Year California Exempt Index
Accumulated Value							$ 10,000		$ 10,028							$ 9,936								$ 10,077							$ 10,325							$ 10,840							$ 11,159							$ 11,470							$ 11,608							$ 11,672							$ 11,255							$ 10,964							$ 11,155						$ 11,150						$ 11,443				$ 11,365				$ 11,481				$ 11,552			$ 12,253			$ 11,970
Bloomberg Municipal Short Term Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Municipal Short-Term Index
Accumulated Value					10,000						10,061							10,163								10,234							10,301							10,329							10,343							10,338							10,380							10,465							10,602							10,796						10,985						11,163						11,341				11,507				11,643
Bloomberg Municipal Short 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Municipal Short (1-5) Year Index
Accumulated Value					$ 10,000						$ 10,175							$ 10,424								$ 10,559							$ 10,738							$ 10,810							$ 10,856							$ 10,657							$ 10,586							$ 10,620							$ 10,610							$ 10,836						$ 10,964						$ 11,139						$ 11,393				$ 11,625				$ 11,639
ICE BofA 3 month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						ICE BofA 3-month U.S. Treasury Bill Index
Accumulated Value				$ 10,000											$ 10,048								$ 10,054							$ 10,056							$ 10,057							$ 10,077							$ 10,236							$ 10,476							$ 10,762							$ 11,047							$ 11,320							$ 11,552						$ 11,783						$ 11,994
S and P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 1000® Index
Accumulated Value			$ 10,000										$ 12,944							$ 16,810								$ 19,395							$ 18,992							$ 18,258							$ 19,249							$ 19,882							$ 19,995							$ 22,880							$ 23,834							$ 23,039						$ 25,758						$ 28,777
Bloomberg Municipal New York 12 17 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Municipal New York 12-17 Years Index
Accumulated Value		$ 10,000								$ 10,172							$ 9,804								$ 9,353							$ 9,507							$ 9,574							$ 9,868							$ 9,990							$ 10,074							$ 9,849							$ 10,653							$ 10,481

[1]
The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index.